Note 10 - Equity Method Investments	6 Months Ended
Jun. 30, 2024
Notes to Financial Statements
Equity Method Investments and Joint Ventures Disclosure [Text Block]

10. Equity Method Investments:

The companies accounted for as equity method investments, all of which are incorporated in the Marshall Islands, are as follows:

Entity	Vessel	Participation % June 30, 2024	Date Established /Acquired
Steadman Maritime Co.	-	49%	July 1, 2013
Goodway Maritime Co.	-	49%	September 22, 2015

During the six-month period ended June 30, 2024, the Company received, in the form of a special dividend, $490 from Goodway Maritime Co.

During the six-month period ended June 30, 2023, the Company received, in the form of a special dividend, $1,274 from Geyer Maritime Co. During the six-month period ended June 30, 2023, the Company contributed $980 to the equity of Platt Maritime Co. and $294 to the equity of Sykes Maritime Co.

On December 5, 2023, the Company agreed to acquire from York the 51% equity interest in the company operating the 2001-built, 1,550 TEU capacity containership, Arkadia. The transfer was concluded on December 11, 2023, whereupon the Company owns 100% equity interest of the company operating Arkadia. Management accounted for this transaction as an asset acquisition under ASC 805 “Business Combinations” whereas the cost consideration was proportionally allocated on a relative fair value basis to the assets acquired.

On May 12, 2023, the Company agreed to sell its 49% equity interest in the company operating the 2018-built, 3,800 TEU capacity containership, Polar Argentina to York, which at that time held the remaining 51% and to acquire from York the 51% equity interest in the company operating the 2018-built, 3,800 TEU capacity containership, Polar Brasil. Both transfers were concluded on June 2, 2023, whereupon the Company owns 100% equity interest of the company operating the containership Polar Brasil. Management accounted for this transaction as an asset acquisition under ASC 805 “Business Combinations” whereas the cost consideration was proportionally allocated on a relative fair value basis to the assets acquired (Note 12(a)).

For the six-month periods ended June 30, 2023 and 2024, the Company recorded a net loss of $1,137 and net income of $42, respectively, from equity method investments, which is separately reflected as Income/ (Loss) from equity method investments in the accompanying consolidated statements of income.

The summarized combined financial information of the companies accounted for as equity method investment is as follows:

	December 31, 2023	June 30, 2024
Current assets	$1,386	$423
Non-current assets	-	-
Total assets	$1,386	$423

Current liabilities	$123	$75
Non-current liabilities	-	-
Total liabilities	$123	$75

	Six-month period ended June 30,
	2023	2024
Voyage revenue	$10,738	$-
Net income/(loss)	$(2,321)	$85